Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value
11. Fair Value
The Company assesses the inputs used to measure fair value using a three-tier hierarchy.

•	Level 1 inputs include quoted prices for identical instruments and are the most observable.

•	Level 2 inputs include quoted prices for similar assets and observable inputs.

•	Level 3 inputs are not observable in the market and include the Company’s judgments about the assumptions market participants would use in pricing the asset or liability.
The Company’s assets and liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, were as follows as of December 31, (in thousands):

	2022
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$257,000	$—	$—	$257,000

Liabilities:
Public Warrants	$5,500	$—	$—	$5,500
Private Placement Warrants	—	2,888	—	2,888
Share-based awards settled in cash	1,618	—	—	1,618

	$7,118	$2,888	$—	$10,006

	2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration liability	$—	$—	$2,180	$2,180

There were no significant assets or liabilities on the Company’s Consolidated balance sheets measured at fair value on a nonrecurring basis.
Recurring Fair Value Measurements
Money Market Funds
Money market funds include highly liquid investments with an original maturity of three or fewer months, and are presented within Cash and cash equivalents in the Consolidated balance sheets. They are valued using quoted market prices in active markets and are classified under Level 1 within the fair value hierarchy.
Warrant Liabilities
The Warrants were accounted for as liabilities in accordance with ASC 815 and are presented within Warrant liabilities in the accompanying Consolidated balance sheets. The Warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within Change in fair value of warrant liabilities in the Consolidated statements of operations and comprehensive loss.
The Public Warrants are publicly traded under the symbol “LVWR WS”, and the fair value of the Public Warrants at a specific date is determined by the closing price of the Public Warrants as of that date. As such, the Public Warrants are classified within Level 1 of the fair value hierarchy. The fair value of the Private Placement Warrants was determined using the closing price of the Public Warrants as the Private Placement Warrants have terms and provisions that are economically similar to those of the Public Warrants. The Private Placement Warrants are classified as Level 2 of the fair value hierarchy due to the use of an observable market quote for a similar asset in an active market.

Share-based awards settled in cash
Share-based awards settled in cash represent grants of share-based awards that will be settled with employees in cash, and are presented within Accrued liabilities and Other long-term liabilities in the Consolidated balance sheets. They are valued using the market price of the Company’s stock and are remeasured at each balance sheet date, and are classified under Level 1 under the fair value hierarchy.
Contingent Consideration Liability
In connection with
H-D’s
2019 acquisition of STACYC, Inc., the Company had a contingent consideration obligation related to an aggregate earnout payment. The aggregate earnout payment had a potential payout ranging from $0 to $6,540 thousand based on the achievement of sales volume targets during the twelve-month performance periods beginning in June 2019, 2020, and 2021, respectively. The Company recorded a liability of $4,978 thousand at the acquisition-date for the fair value based on the likelihood of contingent earn-out
payments as part of the total consideration.
The contingent consideration liability related to the STACYC acquisition was considered a Level 3 liability. As of December 31, 2020, the fair value was estimated using a Monte Carlo simulation with significant unobservable inputs, including the discount rate, revenue volatility and risk premium. In both 2021 and 2020, the Company made payments of $2,180 thousand during each period based on the full achievement of performance targets for the first two annual performance periods. As of December 31, 2021, the Company determined the maximum remaining payout of $2,180 thousand approximated fair value. The final payment in 2022 of $2,180 thousand settled the Company’s contingent consideration obligation related to acquisition of STACYC.
The following table presents the changes in the contingent consideration liability during the years ended December 31, 2022, 2021 (in thousands):

Balance as of December 31, 2020	$4,311
Remeasurement of contingent consideration liability	49
Cash payment	(2,180)

Balance as of December 31, 2021	$2,180
Remeasurement of contingent consideration liability	—
Cash payment	(2,180)

Balance as of December 31, 2022	$—
The change in fair value recognized in net loss is recorded in Selling, administrative and engineering expense in the Consolidated statements of operations and comprehensive loss. During 2021 and 2020, the Company remeasured the contingent consideration liability and recorded an increase of $49 thousand and $788 thousand, respectively, due to an increased likelihood of the actual achievement for milestones being reached.
Other Fair Value Measurements
The fair value of financial instruments classified as Cash and cash equivalents, Accounts receivable, net, and Accounts payable on the Consolidated balance sheets approximate carrying value due to the short-term nature and the relative liquidity of the instruments.